INCOME TAXES (Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current taxes	$ 3,816	$ 1,706	$ 1,212
Taxes in respect of previous years	(129)	612	(1,179)
Deferred tax expense (benefit)	(2,042)	458	(8,859)
Taxes on income	$ 1,645	$ 2,776	$ (8,826)